Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	PINGTAN MARINE ENTERPRISE LTD.
Trading Symbol	PME
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	85,940,965
Amendment Flag	false
Entity Central Index Key	0001517130
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35192
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18-19/F
Entity Address, Address Line Two	Zhongshan Building A
Entity Address, Address Line Three	No. 154 Hudong Road
Entity Address, City or Town	Fuzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	New York, USA
Auditor Firm ID	2388
Entity Tax Identification Number	00-0000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	18-19/F, ZHONGSHAN BUILDING A
Entity Address, Address Line Two	NO. 154 HUDONG ROAD
Entity Address, City or Town	FUZHOU
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
Contact Personnel Name	Mr. Xinrong Zhuo
City Area Code	+86-
Local Phone Number	(591) 8783 9999
Contact Personnel Email Address	XRZHUO@PTMARINE.NET